INCOME TAXES (Details - Schedule of components of the provision for income taxes) - USD ($)	3 Months Ended		9 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Income Tax Disclosure [Abstract]
Current Hong Kong			$ 22,023	$ 2,219
Deferred Hong Kong			0	0
Provision for income taxes	$ 10,051	$ 1,280	$ 22,023	$ 2,219